Income Taxes (Details 6) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 PRC USD ($) Y	Dec. 31, 2011 PRC CNY	Dec. 31, 2011 Investment in foreign subsidiaries PRC USD ($)	Dec. 31, 2011 Investment in foreign subsidiaries PRC CNY	Dec. 31, 2011 Investment in foreign subsidiaries Germany USD ($)	Dec. 31, 2011 Investment in foreign subsidiaries Germany CNY
Deferred tax liability not recognized
Withholding income tax rate for dividends distributed (as a percent)			10.00%	10.00%	26.375%	26.375%
Deferred income tax liability for the undistributed earnings			$ 53,327	335,636	$ 1,629	10,251
Undistributed earnings of foreign subsidiaries			533,271	3,356,355	6,175	38,865
Period of statute of limitations (in years)	3	3
Period of statute of limitations, if the underpayment is more than the specified amount (in years)	5	5
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years	$ 16	100
Period of statute of limitations for transfer pricing issues (in years)	10	10